Pension plan obligations (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Subtotal	R$ 55,818	R$ 58,608
Capitalized	(1,150)	(764)
Reimbursement of additional retirement and pension benefits paid (G0)	(28,040)	(24,622)
Other	1,508	1,441
Pension plan obligations (Note 29)	28,136	34,663
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,560	(4,384)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	47,319	56,305
Sabesprev Mais Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	6,750	6,603
VIVEST Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 189	R$ 84